Shareholder Report	6 Months Ended
Jun. 28, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024
C000155762 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$62.00	0.62%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	0.62%
Net Assets	$ 1,519,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519M
Total number of portfolio holdings	82
Total advisory fee paid	$4.3M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	9.13%
Amazon.com Inc	7.39%
Alphabet Inc Class C	6.26%
NVIDIA Corp	6.13%
Eli Lilly & Co	4.95%
Apple Inc	4.90%
Mastercard Inc Class A	3.16%
Meta Platforms Inc Class A	2.84%
Amphenol Corp Class A	2.29%
Advanced Micro Devices Inc	2.00%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	9.13%
Amazon.com Inc	7.39%
Alphabet Inc Class C	6.26%
NVIDIA Corp	6.13%
Eli Lilly & Co	4.95%
Apple Inc	4.90%
Mastercard Inc Class A	3.16%
Meta Platforms Inc Class A	2.84%
Amphenol Corp Class A	2.29%
Advanced Micro Devices Inc	2.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069812 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$98.00	0.98%

Expenses Paid, Amount	$ 98.00
Expense Ratio, Percent	0.98%
Net Assets	$ 1,519,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519M
Total number of portfolio holdings	82
Total advisory fee paid	$4.3M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	9.13%
Amazon.com Inc	7.39%
Alphabet Inc Class C	6.26%
NVIDIA Corp	6.13%
Eli Lilly & Co	4.95%
Apple Inc	4.90%
Mastercard Inc Class A	3.16%
Meta Platforms Inc Class A	2.84%
Amphenol Corp Class A	2.29%
Advanced Micro Devices Inc	2.00%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	9.13%
Amazon.com Inc	7.39%
Alphabet Inc Class C	6.26%
NVIDIA Corp	6.13%
Eli Lilly & Co	4.95%
Apple Inc	4.90%
Mastercard Inc Class A	3.16%
Meta Platforms Inc Class A	2.84%
Amphenol Corp Class A	2.29%
Advanced Micro Devices Inc	2.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155769 [Member]
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Institutional Class
Trading Symbol	MXKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P 500® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500® Index Fund (Institutional Class/MXKWX)	$14.00	0.14%

Expenses Paid, Amount	$ 14.00
Expense Ratio, Percent	0.14%
Net Assets	$ 5,457,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,457M
Total number of portfolio holdings	506
Total advisory fee paid	$3.2M
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.25%
NVIDIA Corp	6.63%
Apple Inc	6.63%
Amazon.com Inc	3.85%
Meta Platforms Inc Class A	2.41%
Alphabet Inc Class A	2.34%
Alphabet Inc Class C	1.96%
Berkshire Hathaway Inc Class B	1.61%
Eli Lilly & Co	1.58%
Broadcom Inc	1.53%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	7.25%
NVIDIA Corp	6.63%
Apple Inc	6.63%
Amazon.com Inc	3.85%
Meta Platforms Inc Class A	2.41%
Alphabet Inc Class A	2.34%
Alphabet Inc Class C	1.96%
Berkshire Hathaway Inc Class B	1.61%
Eli Lilly & Co	1.58%
Broadcom Inc	1.53%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069820 [Member]
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Investor Class
Trading Symbol	MXVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P 500® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500® Index Fund (Investor Class/MXVIX)	$49.00	0.49%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.49%
Net Assets	$ 5,457,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,457M
Total number of portfolio holdings	506
Total advisory fee paid	$3.2M
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.25%
NVIDIA Corp	6.63%
Apple Inc	6.63%
Amazon.com Inc	3.85%
Meta Platforms Inc Class A	2.41%
Alphabet Inc Class A	2.34%
Alphabet Inc Class C	1.96%
Berkshire Hathaway Inc Class B	1.61%
Eli Lilly & Co	1.58%
Broadcom Inc	1.53%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	7.25%
NVIDIA Corp	6.63%
Apple Inc	6.63%
Amazon.com Inc	3.85%
Meta Platforms Inc Class A	2.41%
Alphabet Inc Class A	2.34%
Alphabet Inc Class C	1.96%
Berkshire Hathaway Inc Class B	1.61%
Eli Lilly & Co	1.58%
Broadcom Inc	1.53%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155814 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$60.00	0.60%

Expenses Paid, Amount	$ 60.00
Expense Ratio, Percent	0.60%
Net Assets	$ 1,532,000,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,532M
Total number of portfolio holdings	174
Total advisory fee paid	$4.6M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000101688 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$96.00	0.96%

Expenses Paid, Amount	$ 96.00
Expense Ratio, Percent	0.96%
Net Assets	$ 1,532,000,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,532M
Total number of portfolio holdings	174
Total advisory fee paid	$4.6M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000214216 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor II
Trading Symbol	MXHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$81.00	0.81%

Expenses Paid, Amount	$ 81.00
Expense Ratio, Percent	0.81%
Net Assets	$ 1,532,000,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,532M
Total number of portfolio holdings	174
Total advisory fee paid	$4.6M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.